Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator ³			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced ¹ ³			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute ¹ ² ³			Demand Withdrawn			Demand Rejected
Asset Class: RMBS

			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Normandy Mortgage Loan Trust, Series 2013-19
CIK # Not Applicable
		HUD	517	$138,529,364.78	100.00%	0	$0.00	0.00%	3	$946,131.62	0.68%	380	$0.00	0.00%	381	$101,305,610.41	73.13%	0	$0.00	0.00%	0	$0.00	0.00%
Total			517	$138,529,364.78	100.00%	0	$0.00	0.00%	3	$946,131.62	0.68%	380	$0.00	0.00%	381	$101,305,610.41	73.13%	0	$0.00	0.00%	0	$0.00	0.00%

¹	As disclosed in Q32014 filing four (4) assets were reported in Dispute. As disclosed herein, one (1) asset continues to be in Dispute while three (3) assets were Repurchased during the 3-month period ending 12/31/2014.
²	As disclosed in Q32014 filing 380 assets were Subject of Demand and were Pending Repurchase or Replacement (within cure period). As of 12/31/2014 the assets were outside of the cure period and therefore being reported in Dispute. The seller and purchaser continue to work towards resolution.
³	The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.